LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
LEASES
LEASES

5.    LEASES:

The Company has operating leases consisting of office space, lab space, and equipment with remaining lease terms of 1 to 3 years, subject to certain renewal options as applicable.

There was no sublease rental income for the three months ended March 31, 2023 and 2022. The Company is not the lessor in any lease agreement, and no related party transactions for lease arrangements have occurred.

The table below presents certain information related to the lease costs for the Company’s operating leases for the periods ended:

	Three Months Ended March 31,
(in thousands)	2023	2022
Operating lease cost	$64	$63
Short-term lease cost	4	2
Variable lease cost	45	54
Total lease cost	$113	$119

The total lease cost is included in the unaudited condensed consolidated statements of operations as follows:

	March 31,
(in thousands)	2023	2022
Research and development	$104	$113
Selling, general and administrative	9	6
Total lease cost	$113	$119

Right of use lease assets and lease liabilities for our operating leases were recorded in the unaudited condensed consolidated balance sheet as follows:

	March 31,	December 31,
(in thousands)	2023	2022
Assets
Right of use assets - Operating Leases	$431	$475
Total lease assets	$431	$475

Liabilities
Current liabilities:
Lease liability, current - Operating Leases	$225	$206
Noncurrent liabilities:
Lease liability, non-current - Operating Leases	188	239
Total lease liabilities	$413	$445

The Company had no right of use lease assets and lease liabilities for financing leases as of March 31, 2023 and December 31, 2022.

The table below presents certain information related to the cash flows for the Company’s operating leases for the periods ended:

	March 31,
(in thousands)	2023	2022
Operating cash outflows from operating leases	$43	$40
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	—	—
	$43	$40

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating leases as of the period ended:

	March 31,
	2023	2022
Weighted average remaining lease term (in years) – operating leases	2.15	1.42
Weighted average discount rate – operating leases	7.77%	6.03%

Undiscounted operating lease liabilities as of March 31, 2023 and December 31, 2022, by year and in the aggregate, having non-cancelable lease terms in excess of one year were as follows:

	March 31,	December 31,
(in thousands)	2023	2022
2023	$188	$234
2024	241	234
2025	18	19
Total undiscounted lease payments	447	487
Less imputed interest	(34)	(42)
Total net lease liabilities	$413	$445

6.    LEASES:

The Company has operating leases consisting of office space, lab space, and equipment with remaining lease terms of 1 to 3 years, subject to certain renewal options as applicable.

There was no sublease rental income for the year ended December 31, 2022 and 2021. The Company is not the lessor in any lease agreement, and no related party transactions for lease arrangements have occurred.

The table below presents certain information related to the lease costs for the Company’s operating leases for the periods ended:

	For the Year Ended December 31,
	2022	2021
Operating lease cost	$262	$225
Short-term lease cost	10	32
Variable lease cost	186	140
Total lease cost	$458	$397

The total lease cost is included in the consolidated statements of operations as follows:

	For the Year Ended December 31,
	2022	2021
Research and development	$430	$373
Selling, general and administrative	28	24
Total lease cost	$458	$397

Right of use lease assets and lease liabilities for our operating leases were recorded in the consolidated balance sheets as follows:

	December 31,	December 31,
	2022	2021
Assets
Operating lease right of use assets	$475	$154
Total lease assets	$475	$154
Liabilities
Current liabilities:
Operating lease liability – current portion	$206	$87
Noncurrent liabilities:
Operating lease liability, net of current portion	239	28
Total lease liabilities	$445	$115

The Company had no right of use lease assets and lease liabilities for financing leases as of December 31, 2022 and 2021.

The table below presents certain information related to the cash flows for the Company’s operating leases for the periods ended:

	For the Year Ended December 31,
	2022	2021
Operating cash outflows from operating leases	$265	$276
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$583	$136

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating leases as of the period ended:

	For the Year Ended December 31,
	2022	2021
Weighted average remaining lease term (in years) – operating leases	2.19	1.40
Weighted average discount rate – operating leases	7.73%	6.07%

Undiscounted operating lease liabilities as of December 31, 2022, by year and in the aggregate, having non-cancelable lease terms in excess of one year were as follows:

As of
December 31,
2022
2023	$234
2024	234
2025	19
Total undiscounted lease payments	487
Less imputed interest	(42)
Total net lease liabilities	$445